Fair Value Hierarchy (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
As of September 30, 2023, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$94,768	$94,768
As of December 31, 2022, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$76,423	$76,423

As of December 31, 2022, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$76,423	$76,423
As of December 31, 2021, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$29,820	$29,820

Schedule of Quoted Prices

Date	ADEX Share Price
October 9, 2022	$9.91
December 31, 2022	$10.11
March 31, 2023	$10.34
June 30, 2023	$10.56
September 30, 2023	$10.67
The observable input of quoted prices for ADEX on the issuance dates and December 31, 2022 were as follows:

Date	ADEX Share Price
October 9, 2022	$9.91
December 31, 2022	$10.11
The observable input of quoted prices for ADEX on the issuance dates and December 31, 2022 were as follows:

Date	ADEX Share Price
October 9, 2022	$9.91
November 3, 2022	$9.96
November 8, 2022	$9.97
November 9, 2022	$9.97
November 15, 2022	$9.98
November 16, 2022	$9.99
November 18, 2022	$10.00
November 28, 2022	$10.01
December 1, 2022	$10.03
December 2, 2022	$10.03
December 30, 2022	$10.11
December 31, 2022	$10.11

Schedule of The Unobservable Inputs
The unobservable inputs on the issuance dates and September 30, 2023 were as follows:

October 9 – September 30, 2023
Management estimate of number of shares outstanding at closing	67,867,422
Management estimate of probability of Merger Agreement not being consummated	de minimis
Percentage of common shares at closing of Merger Agreement subject to warrants	11.14%
The unobservable inputs on the issuance dates and December 31, 2022 were as follows:

October 9 -December 31, 2022
Management estimate of number of shares outstanding at closing	67,867,422
Management estimate of probability of Merger Agreement not being consummated	de minimis
Percentage of common shares at closing of Merger Agreement subject to warrants	11.14%

The unobservable inputs on the issuance dates and December 31, 2022 were as follows:

October 9 - December 31, 2022
Management estimate of number of shares outstanding at closing . . . . . . . . . . . . . . . . . . . . .	67,867,422
Management estimate of probability of Merger Agreement not being consummated .	de minimis
Percentage of common shares at closing of Merger Agreement subject to warrants	11.14%
The assumptions used to measure the fair value of the warrant liability as of the date of issuance and as of
December 31, 2021, respectively were as follows:

December 31, 2021
Volatility Rate	45.0%
Risk-free rate	1.28%
Expected dividend yield	0.00%
Expected term	5.25

Schedule of Information About Significant Unobservable Inputs
The following table presents information as of December 31, 2021 about significant unobservable inputs (Level 3) used in the valuation of liabilities measured at fair value in 2021:

Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Inputs
Warrant Liability	$29,280	Black Scholes	Expected volatility, fair value of member unit

Summary of Changes in Fair Value
A summary of the changes in the Company’s warrant liability measured at fair value using significant observable inputs (Level 3) as of September 30, 2023 and December 31, 2022, respectively, was as follows:

	September 30,	December 31,
	2023	2022
Warrant liability, beginning balance	$76,423	$29,820
Change in fair value	4,598	(15,770)
Modification of warrants	—	5,379
Gain on termination of warrants	—	(139)
Issuance/cancellation of warrants	13,747	57,133

Warrant liability, ending balance	$94,768	$76,423

A summary of the changes in the Company’s warrant liability measured at fair value using significant unobservable inputs (Level 3) in 2021 and using observable inputs (Level 2) as of December 31, 2022 was as follows:

Warrant liability as of December 31, 2020	$—
Warrants issued	29,234
Change in fair value	586

Warrant liability as of December 31, 2021	29,820

Change in fair value	(15,770)
Issuance of warrants	57,133
Modification of warrants	5,379
Issuance of warrant	(139)

Warrant liability as of December 31, 2022	$76,423

ADIT EDTECH ACQUISITION CORP [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	September 30, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$523,440	$—	$—	$523,440

	$523,440	$—	$—	$523,440

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$459,236	$—	$—	$459,236

	$459,236	$—	$—	$459,236

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$459,236	$—	$—	$459,236

	$459,236	$—	$—	$459,236

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$5,044,441	$—	$—	$5,044,441

	$5,044,441	$—	$—	$5,044,441

Schedule of Carrying Value, Excluding Gross Unrealized Holding Loss and Fair Value of Held to Maturity Securities
The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2022 and 2021 are as follows:

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2022
Cash	$25,041,388	$—	$—	$25,041,388

	$25,041,388	$—	$—	$25,041,388

	Carrying Value/ Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
U.S. Money Market	$979	$—	$—	$979
U.S. Treasury Securities	276,114,465	4,535	—	276,119,000

	$276,115,444	$4,535	$—	$276,119,979

Schedule of Key Inputs into Monte Carlo Simulation Model for Warrants
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at September 30, 2023 and December 31, 2022:

Input	September 30, 2023	December 31, 2022
Expected term (years)	0.83	0.91
Expected volatility	4.7%	8.3%
Risk-free interest rate	5.48%	4.74%
Stock price	$10.67	$10.11
Dividend yield	0.00%	0.00%
Exercise price	$11.50	$11.50

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at December 23, 2021:

Input	December 23, 2021
Expected term (years)	5.43
Expected volatility	13.20%
Risk-free interest rate	1.21%
Stock price	$9.88
Dividend yield	0.00%
Exercise price	$11.50

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at December 31, 2022 and December 31, 2021:

Input	December 31, 2022	December 31, 2021
Expected term (years)	0.91	5.40
Expected volatility	8.3%	11.70%
Risk-free interest rate	4.74%	1.20%
Stock price	$10.11	$9.90
Dividend yield	0.00%	0.00%
Exercise price	$11.50	$11.50

Summary of Changes in Fair Value
The following table sets forth a summary of the changes in the Level 3 fair value classification:

Warrant Liability
Fair value as of December 31, 2021	$5,044,441
Change in fair value	(1,747,419)
Fair value as of March 31, 2022	3,297,022
Change in fair value	(2,923,321)
Fair value as of June 30, 2022	373,701
Change in fair value	(37,956)
Fair value as of September 30, 2022	$335,745
Fair value as of December 31, 2022	$459,236
Change in fair value	151,444
Fair value as of March 31, 2023	610,680
Change in fair value	21,810
Fair value as of June 30, 2023	632,490
Change in fair value	(109,050)
Fair value as of September 30, 2023	$523,440

The following table sets forth a summary of the changes in the Level 3 fair value classification:

Warrant Liability
Fair value as of December 31, 2021	$5,044,441
Change in fair value	(4,585,205)
Fair value as of December 31, 2022	$459,236